Restatement of Previously Issued Financial Statements	9 Months Ended
Sep. 30, 2021
Condensed Financial Information Disclosure [Abstract]
Restatement of Previously Issued Financial Statements
NOTE 2.
RESTATEMENT
OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
In connection with the preparation of the Company’s financial statements as of September 30, 2021, the Company concluded it should restate
its financial statements to classify all Public Shares in temporary equity. In accordance with ASC 480, paragraph
10-S99,
redemption provisions not solely within the control of the Company require common stock subject to possible redemption to be classified outside of permanent equity. The Company previously determined the Class A common stock subject to possible redemption to be equal to the redemption value of $10.00 per Class A common stock while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Previously, the Company did not consider redeemable shares classified as temporary equity as part of net tangible assets. Effective with these financial statements, the Company revised this interpretation to include temporary equity in net tangible assets. Accordingly, effective with this filing, the Company presents all redeemable Class A common stock as temporary equity and recognizes accretion from the initial book value to redemption value at the time of its Initial Public Offering and in accordance with ASC 480.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the changes and has determined that the related impact was material to the previously issued (i) audited balance sheet as of January 19, 2021, included in exhibit 99.1 to the Company’s Form
8-K
filed with the SEC on January 25, 2021 (the “Form
8-K”)
and (ii) unaudited interim financial statements included in the Company’s Quarterly Report on Form
10-Q
for the quarterly period ended March 31, 2021, filed with the SEC on May 24, 2021 and (iii) unaudited interim financial statements included in the Company’s Quarterly Report on Form
10-Q
for the quarterly period ended June 30, 2021, filed with the SEC on August 13, 2021 and (iv) unaudited interim financial statements included in the Company’s Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2021, filed with the SEC on November 12, 2021 (together with the
Form 8-K,
the “Affected Financial Statements”) and such Affected Financial Statements should no longer be relied upon. Therefore, the Company, in consultation with its Audit Committee, concluded that its Affected Financial Statements should be restated to report all Public Shares as temporary equity. As such the Company reported these restatements of the Affected Financial Statements in its Quarterly Report on
Form 10-Q/A.
There has been no change in the Company’s total assets, liabilities, or operating results.
The impact of the restatement on the Company’s previously issued financial statement is reflected in the following tables:

Balance Sheet as of January 19, 2021 (audited)	As Previously Reported	Adjustment	As Restated
Class A common stock subject to possible redemption	$188,080,750	$18,919,250	$207,000,000
Class A common stock	$189	$(189)	$—
Additional paid-in capital	$6,323,303	$(6,323,303)	$—
Accumulated deficit	$(51,506)	$(12,595,758)	$(12,647,264)
Total Stockholders’ Equity (Deficit)	$6,272,504	$(18,919,250)	$(12,646,746)

Balance Sheet as of March 31, 2021 (unaudited)
Class A common stock subject to possible redemption	$190,439,030	$16,560,970	$207,000,000
Class A common stock	$166	$(166)	$—
Additional paid-in capital	$3,959,047	$(3,959,047)	$—
Accumulated deficit	$1,040,271	$(12,601,757)	$(11,561,486)
Total Stockholders’ Equity (Deficit)	$5,000,002	$(16,560,970)	$(11,560,968)

Balance Sheet as of June 30, 2021 (unaudited)
Class A common stock subject to possible redemption	$187,414,590	$19,585,410	$207,000,000
Class A common stock	$196	$(196)	$—
Additional paid-in capital	$6,983,457	$(6,983,457)	$—
Accumulated deficit	$(1,984,165)	$(12,601,757)	$(14,585,922)
Total Stockholders’ Equity (Deficit)	$5,000,006	$(19,585,410)	$(14,585,404)

Statement of Cash Flows for the Three Months Ended March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Initial classification of Class A ordinary shares subject to possible redemption	$190,439,030	$16,560,970	$207,000,000
Change in value of Class A ordinary shares subject to possible redemption	(12,816,720)	12,816,720	—

Statement of Cash Flows for the Six Months Ended June 30, 2021 (unaudited)
Initial classification of Class A ordinary shares subject to possible redemption	$187,414,590	$19,585,410	$207,000,000
Change in value of Class A ordinary shares subject to possible redemption	(3,024,440)	3,204,440	—

Statement of Changes in Stockholders’ Equity (Deficit) March 31, 2021	As Previously Reported	Adjustment	As Restated
Sale of 20,700,000 Class A shares, net of underwriting discounts	$194,373,761	$(194,373,761)	$—
Accretion for Class A common stock to redemption amount	—	(12,626,239)	(12,626,239)
Change in value of Class A common stock subject to redemption	(190,439,030)	190,439,030	—
Total stockholders’ equity (deficit)	5,000,002	(16,560,970)	(11,560,968)

Statement of Changes in Stockholders’ Equity (Deficit) June 30, 2021
Change in value of Class A common stock subject to redemption	$3,024,440	$(3,024,440)	$—
Total stockholders’ equity (deficit)	5,000,006	(19,585,410)	(14,585,404)
In connection with the change in presentation for the Class A common stock subject to redemption, the Company also restated its income (loss) per share calculated to allocate net income (loss) evenly to Class A and Class B common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of common stock share pro rata in the income (loss) of the Company.

The impact of this restatement on the Company’s financial statements is reflected in the following table:

	As Previously Reported For the Three Months Ended March 31, 2021	As Restated For the Three Months Ended March 31, 2021	As Previously Reported For the Three Months Ended June 30, 2021	As Restated For the Three Months Ended June 30, 2021	As Previously Reported For the Six Months Ended June 30, 2021	As Restated For the Six Months Ended June 30, 2021
Basic and diluted weighted average shares outstanding, Class A common stock	20,700,000	16,560,000	20,700,000	20,700,000	20,700,000	18,641,436
Basic and diluted net loss per share, Class A common stock	$—	$0.05	$—	$(0.12)	$—	$(0.08)
Basic and diluted weighted average shares outstanding, Class B common stock	5,032,500	5,040,000	5,175,000	5,175,000	5,107,873	5,107,873
Basic and diluted net loss per share, Class B common stock	$0.21	$0.05	$(0.58)	$(0.12)	$(0.39)	$(0.08)